Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	9 Months Ended
Sep. 30, 2017
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2017 and December 31, 2016 is as follows:

	September 30, 2017	December 31, 2016
	(in millions)
Equity method	$554	$479
Cost method	6	8
Total	$560	$487